NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2016
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

9. NON-CONTROLLING INTERESTS

        Non-controlling interests include the common shares in the consolidated subsidiaries or VIE subsidiaries and preferred shares issued by the Company's subsidiaries. The balance is summarized as follows:

	As of December 31, 2015	As of June 30, 2016
	RMB	RMB
Qunar and subsidiaries	17,855,897,129	2,201,219,180
An offline travel agency	455,614,677	459,694,191
Travelfusion	289,875,458	299,237,266
An online trip package service provider	134,586,452	131,280,808
A technology company focusing on hotel customer reviews	262,762,132	254,344,728
ezTravel	23,707,599	24,159,071
Others	111,754,800	237,102,252

	19,134,198,247	3,607,037,496